Other financial assets (including non-quasi equity loans to equity accounted units) - Summary of other financial assets including non-quasi equity loans to equity accounted units (Detail) - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Assets [Abstract]
Non-current derivative financial instruments	$ 238	$ 508
Non-current equity shares and quoted funds	45	73
Other non-current investments, including loans	188	202
Non-current non-quasi equity loans to equity accounted units	39	39
Non-current other financial assets (including loans to equity accounted units)	510	822
Current derivative financial instruments	29	24
Current equity shares and quoted funds	91	83
Other current investments, including loans	964	252
Current other financial assets (including loans to equity accounted units)	1,084	359
Derivative financial instruments	267	532
Equity shares and quoted funds	136	156
Other investments, including loans	1,152	454
Loans to equity accounted units	39	39
Other financial assets (including loans to equity accounted units)	$ 1,594	$ 1,181